Write-Downs of Long-Lived Assets (Tables)	6 Months Ended
Sep. 30, 2026
Long-Lived Asset, Held-for-Sale [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2026 and September 30, 2026, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2026	As of September 30, 2026
Investment in operating leases	¥69,685	¥40,175
Property under facility operations	31,883	473
Office facilities	4,291	2,233
Other assets	14,405	8,624
Other liabilities	18,414	133

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the six months ended September 30, 2025 and 2026, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,397 million and ¥10,300 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2025		Six months ended September 30, 2026
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥6	2	¥3	1
Others*	1,116	—	16	—

Total	¥1,122	—	¥19	—

	Six months ended September 30, 2025		Six months ended September 30, 2026
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	—	¥46	2
Others*	275	—	10,235	—

Total	¥275	—	¥10,281	—

*	For “Others,” the number of properties is omitted.